November 16, 2007


Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549


                     Re: Van Kampen Unit Trusts, Series 723
                     (File No. 333-146622) (CIK No. 1391013)


Ladies/Gentlemen:

   In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on November 15, 2007.

                                                          Very truly yours,


                                                          VAN KAMPEN FUNDS INC.